Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Held-to-Maturity Securities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Carrying Value	$ 12,589,176	$ 14,648,926	$ 18,276,649
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	12,589,176	14,648,926
US Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value	12,589,176
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 12,589,176
Money Market Funds [Member]
Marketable Securities [Line Items]
Carrying Value		14,648,926
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value		$ 14,648,926